Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Oct. 20, 2020
C000219897
Account Value [Line Items]
Line Graph and Table Measure Name	Range India Financials ETF
Account Value	$ 18,719	$ 16,598	$ 13,475	$ 13,119	$ 12,732	$ 10,000
S&P BSE 500 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P BSE 500 Index (USD)
Account Value	$ 21,263	$ 19,688	$ 14,483	$ 14,887	$ 12,689	$ 10,000